Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Variable Portfolio – Partners Small Cap Value Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Variable Portfolio – Partners Small Cap Value Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Texas Capital Bancshares, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Belden, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Ameris Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Seacoast Banking Corp. of Florida [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | ICU Medical, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | REV Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Mercury Systems, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Valmont Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Hancock Whitney Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | CareTrust REIT, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Variable Portfolio – Partners Small Cap Value Fund - Class 3 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%